UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 79.2%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.9%
Albania Government Bond, 7.78%, 9/16/22	ALL	16,300	$134,916
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	220,108
Albania Government Bond, 8.93%, 4/23/25	ALL	66,500	546,361
Republic of Albania, 5.75%, 11/12/20(1)	EUR	1,300	1,452,546

Total Albania			$2,353,931

Angola — 1.0%
Republic of Angola, 9.50%, 11/12/25(2)	USD	1,010	$845,875
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	1,851	1,746,527

Total Angola			$2,592,402

Argentina — 2.6%
Republic of Argentina, 0.75%, 2/22/17	USD	753	$682,000
Republic of Argentina, 0.75%, 6/9/17	USD	2,132	1,894,538
Republic of Argentina, 0.75%, 9/21/17	USD	1,081	939,507
Republic of Argentina, 1.75%, 10/28/16	USD	2,228	2,118,627
Republic of Argentina, 2.40%, 3/18/18	USD	1,605	1,439,190

Total Argentina			$7,073,862

Armenia — 0.1%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	407	$391,290

Total Armenia			$391,290

Bangladesh — 1.7%
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	$1,033,697
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,718,827
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	47,100	649,661
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	56,100	802,594
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	417,798

Total Bangladesh			$4,622,577

Barbados — 1.4%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,176,680
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	787	650,884

Total Barbados			$3,827,564

Bosnia and Herzegovina — 1.4%
Republic of Srpska, 1.50%, 6/30/23	BAM	260	$121,436
Republic of Srpska, 1.50%, 10/30/23	BAM	708	330,316
Republic of Srpska, 1.50%, 12/15/23	BAM	38	17,646
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,577,288
Republic of Srpska, 1.50%, 6/9/25	BAM	534	246,207
Republic of Srpska, 1.50%, 12/24/25	BAM	581	258,219
Republic of Srpska, 1.50%, 9/25/26	BAM	361	154,626
Republic of Srpska, 1.50%, 9/26/27	BAM	109	45,678

Total Bosnia and Herzegovina			$3,751,416

Brazil — 4.6%
Federative Republic of Brazil, 6.00%, 1/17/17	USD	3,922	$4,059,270
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	18,400	4,070,012
Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	3,015,861
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,053,344

Total Brazil			$12,198,487

Security	Principal Amount (000’s omitted)		Value
Colombia — 7.2%
Republic of Colombia, 5.00%, 6/15/45	USD	1,850	$1,521,625
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	1,937,809
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	28,717,200	8,794,821
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,164,473
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	5,876,064

Total Colombia			$19,294,792

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	61,696	$100,760
Titulo Propiedad UD, 1.63%, 7/13/16(4)	CRC	6,931	12,792

Total Costa Rica			$113,552

Dominican Republic — 4.3%
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	446	$471,378
Dominican Republic International Bond, 9.04%, 1/23/18(2)	USD	1,486	1,571,919
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	224,800	5,018,396
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	3,000	69,643
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	1,800	42,999
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	165,600	4,138,818
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	12,000	281,716

Total Dominican Republic			$11,594,869

Ecuador — 2.9%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$3,022,965
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	600	418,500
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	5,615	4,183,175

Total Ecuador			$7,624,640

Fiji — 0.9%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,506,796

Total Fiji			$2,506,796

Georgia — 0.5%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	100	$39,771
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	3,305	1,342,245

Total Georgia			$1,382,016

India — 2.0%
India Government Bond, 8.40%, 7/28/24	INR	350,000	$5,323,986

Total India			$5,323,986

Indonesia — 6.6%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,002,702
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	2,768,396
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	344,052
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	799,938
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,027,539
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,287,143
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	3,845,766
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	434,561
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,732,040
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	674,068
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,796,402

Total Indonesia			$17,712,607

Iraq — 1.2%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	5,217	$3,328,603

Total Iraq			$3,328,603

Ivory Coast — 0.2%
Ivory Coast, 6.375%, 3/3/28(2)	USD	600	$531,138

Total Ivory Coast			$531,138

Security	Principal Amount (000’s omitted)		Value
Kazakhstan — 0.8%
Kazakhstan Government International Bond, 5.125%, 7/21/25(2)	USD	1,760	$1,764,400
Kazakhstan Government International Bond, 6.50%, 7/21/45(2)	USD	265	257,713

Total Kazakhstan			$2,022,113

Kenya — 1.7%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,634,064
Republic of Kenya, 6.875%, 6/24/24(1)	USD	3,181	2,846,804

Total Kenya			$4,480,868

Lebanon — 0.7%
Lebanese Republic, 4.50%, 4/22/16	USD	1,276	$1,278,967
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	204,600	136,518
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	136,470	90,959
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	362,500	241,695

Total Lebanon			$1,748,139

Macedonia — 1.9%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	4,871	$5,026,110

Total Macedonia			$5,026,110

Mexico — 5.5%
Mexican Bonos, 5.75%, 3/5/26	MXN	151,219	$8,128,448
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,543,124
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,370,830
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,645,216

Total Mexico			$14,687,618

Mongolia — 0.5%
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	1,650	$1,247,756

Total Mongolia			$1,247,756

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$870,058

Total Nigeria			$870,058

Philippines — 3.2%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$1,944,699
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	6,664,670

Total Philippines			$8,609,369

Russia — 9.0%
Russia Government Bond, 6.40%, 5/27/20	RUB	1,041,897	$12,143,290
Russia Government Bond, 6.70%, 5/15/19	RUB	90,979	1,097,696
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	1,423,400
Russia Government Bond, 7.40%, 6/14/17	RUB	37,974	488,062
Russia Government Bond, 7.50%, 3/15/18	RUB	102,246	1,296,212
Russia Government Bond, 7.50%, 2/27/19	RUB	53,520	663,960
Russia Government Bond, 7.60%, 4/14/21	RUB	283,826	3,402,656
Russia Government Bond, 8.15%, 2/3/27	RUB	293,141	3,441,534

Total Russia			$23,956,810

Rwanda — 0.6%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,640	$1,526,643

Total Rwanda			$1,526,643

Serbia — 7.9%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,138,336
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,796,114
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	1,485	1,665,013
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	852,540
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	105,310	995,469
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	28,730	277,970

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	441,500	$4,287,908
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	875,689
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	6,275,533

Total Serbia			$21,164,572

South Africa — 2.1%
Republic of South Africa, 10.50%, 12/21/26(5)	ZAR	80,000	$5,480,808

Total South Africa			$5,480,808

Sri Lanka — 0.8%
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	252,670	$1,736,150
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	41,810	301,503

Total Sri Lanka			$2,037,653

Tanzania — 1.0%
United Republic of Tanzania, 6.538%, 3/9/20(1)(6)	USD	2,849	$2,717,234

Total Tanzania			$2,717,234

Turkey — 0.4%
Turkey Government Bond, 6.30%, 2/14/18	TRY	3,381	$1,058,135

Total Turkey			$1,058,135

Venezuela — 2.2%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(5)	USD	653	$610,555
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	3,314	1,110,190
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	6,982	2,600,795
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(1)	USD	4,096	1,433,460
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	457	171,450

Total Venezuela			$5,926,450

Zambia — 1.1%
Republic of Zambia, 8.97%, 7/30/27(2)	USD	1,507	$1,081,423
Zambia Government Bond, 11.00%, 9/1/19	ZMW	30,900	1,785,939

Total Zambia			$2,867,362

Total Foreign Government Bonds (identified cost $256,204,083)			$211,652,226

Foreign Corporate Bonds — 8.4%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	400	$368,000

Total Azerbaijan			$368,000

Brazil — 0.8%
Petrobras Global Finance BV, 3.50%, 2/6/17	USD	1,195	$1,138,237
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	1,435	1,045,326

Total Brazil			$2,183,563

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$206,373

Total Colombia			$206,373

Finland — 0.4%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$919,170

Total Finland			$919,170

Georgia — 2.0%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	5,051	$5,228,189

Total Georgia			$5,228,189

Security	Principal Amount (000’s omitted)		Value
India — 1.5%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$231,219
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	794,319
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	35,000	523,808
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	15,000	228,259
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	544,528
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	762,257
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	228,456
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	758,500

Total India			$4,071,346

Mexico — 0.4%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$334,507
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	531,419
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	320,407

Total Mexico			$1,186,333

Russia — 1.1%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	2,665	$2,944,735

Total Russia			$2,944,735

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$267,162

Total South Korea			$267,162

Sri Lanka — 0.3%
Bank of Ceylon, 6.875%, 5/3/17(1)	USD	841	$853,615

Total Sri Lanka			$853,615

Supranational — 1.5%
Inter-American Development Bank, 7.35%, 9/12/18	IDR	53,440,000	$3,722,140
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	153,558
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	168,205

Total Supranational			$4,043,903

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	$26,144
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	151,505

Total Sweden			$177,649

Total Foreign Corporate Bonds (identified cost $25,512,476)			$22,450,038

Sovereign Loans — 0.8%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.8%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.23%, Maturing August 1, 2021(7)(8)(9)		$2,400	$2,201,167

Total Ethiopia			$2,201,167

Total Sovereign Loans (identified cost $2,200,958)			$2,201,167

Short-Term Investments — 14.3%

Foreign Government Securities — 3.3%

Security	Principal Amount (000’s omitted)		Value
Kenya — 1.0%
Kenya Treasury Bond, 19.06%, 9/26/16	KES	260,350	$2,612,805

Total Kenya			$2,612,805

Lebanon — 2.3%
Lebanon Treasury Bill, 0.00%, 2/25/16	LBP	399,200	$263,221
Lebanon Treasury Bill, 0.00%, 3/3/16	LBP	6,349,800	4,185,613
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	188,630	123,934
Lebanon Treasury Bill, 0.00%, 4/14/16	LBP	531,140	348,374
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	295,240	188,638
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	113,840	72,160
Lebanon Treasury Bill, 0.00%, 1/5/17	LBP	1,464,350	925,401

Total Lebanon			$6,107,341

Total Foreign Government Securities (identified cost $8,590,555)			$8,720,146

U.S. Treasury Obligations — 5.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(10)		$9,300	$9,296,494
U.S. Treasury Bill, 0.00%, 6/16/16(10)		5,000	4,993,335

Total U.S. Treasury Obligations (identified cost $14,288,540)			$14,289,829

Repurchase Agreements — 2.6%

Description	Principal Amount (000’s omitted)		Value
Bank of America, N.A.:
Dated 1/13/16 with a maturity date of 2/5/16, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 1,552,361, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,650,070.	EUR	1,553	$1,682,311
JPMorgan Chase Bank, N.A.:
Dated 1/11/16 with an interest rate of 6.80%, collateralized by ZAR 123,822,978 Republic of South Africa 6.25%, due 3/31/36 and a market value, including accrued interest, of $5,849,860.(11)	ZAR	84,889	5,343,908

Total Repurchase Agreements (identified cost $6,731,604)			$7,026,219

Other — 3.1%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(12)		$8,174	$8,174,333

Total Other (identified cost $8,174,333)			$8,174,333

			Value
Total Short-Term Investments (identified cost $37,785,032)			$38,210,527

Total Investments — 102.7% (identified cost $321,702,549)			$274,513,958

Securities Sold Short — (0.6)%

Foreign Government Bonds — (0.6)%

Security	Principal Amount (000’s omitted)		Value
Germany — (0.6)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,643,392)

Total Germany			$(1,643,392)

Total Foreign Government Bonds (proceeds $1,826,356)			$(1,643,392)

Total Securities Sold Short (proceeds $1,826,356)			$(1,643,392)

Other Assets, Less Liabilities — (2.1)%			$(5,495,626)

Net Assets — 100.0%			$267,374,940

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $53,869,374 or 20.1% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $16,862,556 or 6.3% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2016.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $17,051.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	4,802,251	RSD	588,515,915	Citibank, N.A.	2/1/16	$6,131	$—
RSD	495,039,307	EUR	4,018,176	Citibank, N.A.	2/1/16	17,930	—
BRL	15,704,000	USD	3,993,896	BNP Paribas	2/2/16	—	(67,700)
BRL	93,240,869	USD	23,063,438	Standard Chartered Bank	2/2/16	247,944	—
BRL	15,141,041	USD	3,745,187	Standard Chartered Bank	2/2/16	40,263	—
BRL	562,959	USD	139,250	Standard Chartered Bank	2/2/16	1,497	—
BRL	93,240,869	USD	24,620,001	Standard Chartered Bank	2/2/16	—	(1,308,618)
IDR	6,864,504,000	USD	489,099	Barclays Bank PLC	2/2/16	9,232	—
USD	3,884,437	BRL	15,704,000	BNP Paribas	2/2/16	—	(41,760)
USD	148,648	BRL	562,959	Standard Chartered Bank	2/2/16	7,901	—
USD	3,745,928	BRL	15,141,041	Standard Chartered Bank	2/2/16	—	(39,521)
USD	23,068,003	BRL	93,240,869	Standard Chartered Bank	2/2/16	—	(243,380)
USD	23,063,438	BRL	93,240,869	Standard Chartered Bank	2/2/16	—	(247,944)
USD	495,775	IDR	6,864,504,000	Barclays Bank PLC	2/2/16	—	(2,555)
EUR	5,877,784	PLN	25,278,584	BNP Paribas	2/3/16	171,803	—
PLN	27,087,877	EUR	6,298,481	BNP Paribas	2/3/16	—	(184,100)
PLN	21,702,000	EUR	5,090,151	BNP Paribas	2/3/16	—	(195,157)
EUR	675,311	HUF	212,267,000	Citibank, N.A.	2/5/16	—	(7,050)
EUR	1,585,935	HUF	500,430,000	Citibank, N.A.	2/5/16	—	(23,277)
EUR	2,680,258	HUF	842,815,000	JPMorgan Chase Bank, N.A.	2/5/16	—	(29,175)
EUR	16,352,731	HUF	5,184,041,507	Standard Chartered Bank	2/5/16	—	(323,729)
HUF	951,365,272	EUR	3,001,022	Standard Chartered Bank	2/5/16	59,410	—
ZMW	1,795,100	USD	213,195	ICBC Standard Bank plc	2/8/16	—	(54,854)
INR	605,559,000	USD	9,000,406	Standard Chartered Bank	2/9/16	—	(89,433)
TRY	4,627,000	USD	1,576,168	BNP Paribas	2/9/16	—	(14,213)
USD	5,317,972	INR	362,473,000	Bank of America, N.A.	2/9/16	—	(15,921)
USD	1,523,643	TRY	4,627,000	BNP Paribas	2/9/16	—	(38,312)
ZMW	9,529,300	USD	1,187,452	Citibank, N.A.	2/10/16	—	(348,740)
MXN	161,380,000	USD	9,567,795	Standard Chartered Bank	2/19/16	—	(680,068)
USD	1,286,141	MXN	21,693,345	Standard Chartered Bank	2/19/16	91,417	—
ZMW	1,826,000	USD	213,193	ICBC Standard Bank plc	2/19/16	—	(54,000)
EUR	4,009,065	RSD	495,039,307	Citibank, N.A.	2/22/16	—	(19,043)
USD	257,152	UYU	8,000,000	Citibank, N.A.	2/22/16	1,161	—
UYU	8,000,000	USD	266,845	Citibank, N.A.	2/22/16	—	(10,853)
USD	3,179,223	PHP	151,242,000	Bank of America, N.A.	2/23/16	19,291	—
USD	4,269,766	PHP	203,164,000	Standard Chartered Bank	2/23/16	25,015	—
PLN	3,289,107	USD	828,261	BNP Paribas	2/24/16	—	(22,422)
PLN	70,283,023	USD	17,698,633	BNP Paribas	2/24/16	—	(479,116)
USD	1,408,225	EUR	1,293,136	Deutsche Bank AG	2/24/16	6,644	—
USD	2,975,499	PLN	11,816,000	BNP Paribas	2/24/16	80,549	—
IDR	4,974,401,000	USD	356,895	Nomura International PLC	2/29/16	4,957	—
USD	4,743,458	ZAR	70,108,248	HSBC Bank USA, N.A.	2/29/16	352,621	—
USD	9,566,384	ZAR	138,196,860	Morgan Stanley & Co. International PLC	2/29/16	911,197	—
USD	709,695	ZAR	10,252,322	Morgan Stanley & Co. International PLC	2/29/16	67,598	—
ZAR	5,101,335	USD	353,129	Morgan Stanley & Co. International PLC	2/29/16	—	(33,635)
ZAR	213,456,095	USD	14,776,044	Morgan Stanley & Co. International PLC	2/29/16	—	(1,407,416)
MYR	51,414,000	USD	12,237,058	Australia and New Zealand Banking Group Limited	3/1/16	175,889	—
MYR	1,950,000	USD	449,309	Nomura International PLC	3/1/16	21,482	—
USD	5,070,431	EUR	4,760,655	Goldman Sachs International	3/2/16	—	(90,311)
ZAR	15,945,502	USD	1,000,320	Deutsche Bank AG	3/8/16	—	(3,192)
ZAR	65,644,370	USD	3,917,344	JPMorgan Chase Bank, N.A.	3/8/16	187,631	—
EUR	7,740,947	USD	8,440,729	Standard Chartered Bank	3/9/16	—	(47,507)
USD	19,992,131	EUR	18,851,253	Standard Chartered Bank	3/9/16	—	(447,584)
TRY	27,850,573	USD	9,336,118	BNP Paribas	3/10/16	—	(13,769)
TRY	27,913,373	USD	9,357,170	BNP Paribas	3/10/16	—	(13,800)
USD	187,106	TRY	558,155	BNP Paribas	3/10/16	276	—
USD	9,092,580	TRY	27,850,573	BNP Paribas	3/10/16	—	(229,768)
ZMW	1,212,000	USD	148,565	Standard Chartered Bank	3/10/16	—	(44,893)
HUF	5,767,583,706	USD	20,066,745	BNP Paribas	3/11/16	—	(8,752)
RUB	171,557,000	USD	2,211,784	Bank of America, N.A.	3/14/16	37,213	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,838,490	RUB	530,427,475	Bank of America, N.A.	3/14/16	$—	$(115,056)
ZMW	4,727,000	USD	576,815	ICBC Standard Bank plc	3/14/16	—	(173,784)
ZMW	4,795,000	USD	579,106	Standard Chartered Bank	3/14/16	—	(170,278)
EUR	4,967,718	USD	5,388,533	Goldman Sachs International	3/16/16	—	(1,115)
EUR	2,030,000	USD	2,217,832	Goldman Sachs International	3/16/16	—	(16,326)
THB	174,747,000	USD	4,819,277	BNP Paribas	3/17/16	65,223	—
USD	2,523,873	THB	91,503,000	BNP Paribas	3/17/16	—	(33,805)
USD	2,291,329	THB	83,244,000	BNP Paribas	3/17/16	—	(35,494)
ZMW	9,010,800	USD	1,070,166	Barclays Bank PLC	3/24/16	—	(308,046)
BRL	93,240,869	USD	22,651,071	Standard Chartered Bank	4/4/16	226,755	—
BRL	15,141,041	USD	3,678,224	Standard Chartered Bank	4/4/16	36,822	—
IDR	6,864,504,000	USD	490,637	Nomura International PLC	4/4/16	5,532	—
USD	1,595,968	EUR	1,461,817	Goldman Sachs International	4/6/16	9,668	—
MXN	162,145,201	USD	8,974,413	Morgan Stanley & Co. International PLC	4/19/16	—	(82,023)
USD	3,046,397	EUR	2,790,201	Goldman Sachs International	4/20/16	17,311	—
USD	2,511,649	EUR	2,298,571	Standard Chartered Bank	4/20/16	16,283	—
USD	864,336	EUR	791,009	Standard Chartered Bank	4/20/16	5,604	—
RUB	415,039,000	USD	5,069,179	BNP Paribas	4/21/16	325,583	—
USD	1,837,620	RUB	147,170,392	BNP Paribas	4/21/16	—	(75,331)
USD	5,893,669	RUB	482,544,113	BNP Paribas	4/21/16	—	(378,539)
THB	141,083,000	USD	3,883,375	Deutsche Bank AG	5/3/16	56,226	—
THB	165,449,000	USD	4,554,060	Standard Chartered Bank	5/3/16	65,936	—
USD	643,333	THB	23,145,000	Deutsche Bank AG	5/3/16	—	(2,968)
USD	3,246,745	THB	117,938,000	Deutsche Bank AG	5/3/16	—	(46,555)
USD	1,208,456	THB	43,444,000	Standard Chartered Bank	5/3/16	—	(4,674)
USD	3,364,727	THB	122,005,000	Standard Chartered Bank	5/3/16	—	(42,140)
USD	2,569,718	KES	302,532,912	Standard Chartered Bank	9/27/16	—	(253,174)
USD	4,087,890	BRL	18,400,000	Citibank, N.A.	1/5/17	—	(66,713)
MXN	7,983,171	USD	435,667	Bank of America, N.A.	1/13/17	—	(6,188)
USD	8,117,453	MXN	148,744,202	Bank of America, N.A.	1/13/17	115,298	—

						$3,491,293	$(8,693,777)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
2/4/16	COP	9,581,100	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	$3,168,958	$(12,355)
2/8/16	COP	4,878,400	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	1,395,185	—
2/19/16	COP	1,651,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	473,607	1,641
2/19/16	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	1,454,498	23,300
2/19/16	COP	6,183,700	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	2,042,194	(2,923)

						$9,663

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
IMM 10-Year Interest Rate Swap	10	Long	Mar-16	$971,607	$939,744	$(31,863)
U.S. 2-Year Deliverable Interest Rate Swap	39	Short	Mar-16	(3,921,946)	(3,947,531)	(25,585)
U.S. 5-Year Deliverable Interest Rate Swap	124	Short	Mar-16	(12,566,789)	(12,799,125)	(232,336)
U.S. 10-Year Deliverable Interest Rate Swap	122	Short	Mar-16	(12,530,844)	(12,937,719)	(406,875)
U.S. 30-Year Deliverable Interest Rate Swap	14	Short	Mar-16	(1,429,203)	(1,534,750)	(105,547)

						$(802,206)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$79,118
LCH.Clearnet(1)	EUR	2,210	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	3/16/18	(6,864)
LCH.Clearnet(1)	EUR	21,730	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	(209,801)
LCH.Clearnet(1)	EUR	3,433	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	3/16/26	22,116
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44		5/9/19	307,456
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25		6/5/19	370,304
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR	1.78		2/27/20	9,986
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR	1.72		2/27/20	11,534
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19		10/28/21	13,877
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44		10/28/24	42,492
LCH.Clearnet(1)	USD	450	Receives	3-month USD-LIBOR-BBA	2.50	(2)	3/16/26	(14,824)

								$625,394

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$(677,520)
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	91,290
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	132,399
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	459,392
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(1,274,980)
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	4,732
Barclays Bank PLC	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	12,842
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	32,977
Barclays Bank PLC	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	27,785
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	96,529
BNP Paribas	BRL	94,161	Pays	Brazil CETIP Interbank Deposit Rate	15.56	1/2/18	253,795
Citibank, N.A.	BRL	6,891	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/18	(79,257)
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(32,033)
Credit Suisse International	RUB	256,671	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	99,622
Credit Suisse International	RUB	85,557	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	28,269
Credit Suisse International	RUB	128,336	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	37,943
Credit Suisse International	RUB	83,880	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	23,324

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	BRL	4,372	Pays	Brazil CETIP Interbank Deposit Rate	12.96%	1/2/18	$(50,732)
Deutsche Bank AG	BRL	32,649	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(370,657)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	(108,761)
Deutsche Bank AG	CNY	185,584	Pays	7-day China Fixing Repo Rates	2.45	1/29/21	(151,534)
Deutsche Bank AG	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	62,140
Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80	11/18/16	4,275
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	66,572
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	60,323
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(207,539)
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	20,142
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	593,407
Goldman Sachs International	RUB	802,075	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	(429,904)
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	241,758
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	215,612
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	25,450
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	232,602
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate	15.58	1/2/19	(22,346)
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	236,273
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	(114,835)
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	(260,999)
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	10,345
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	9,159
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	106,801

							$(595,339)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$150	1.00%(1)	12/20/19	$11,302	$(3,552)	$7,750
South Africa	ICE Clear Credit	100	1.00(1)	3/20/20	8,259	(2,577)	5,682

Total					$19,561	$(6,129)	$13,432

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Nigeria	Citibank, N.A.	$1,890	3.50%		6/20/16	2.60%	$14,160	$—	$14,160
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	2.26	(13,047)	3,388	(9,659)
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	2.26	(17,652)	5,142	(12,510)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$2,600	1.00	%(1)	9/20/17	2.26%	$(49,887)	$27,870	$(22,017)
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	2.26	(58,330)	12,794	(45,536)
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	2.26	(8,634)	3,742	(4,892)
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	2.26	(8,270)	3,342	(4,928)
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	2.26	(14,391)	6,463	(7,928)
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	2.26	(21,874)	8,311	(13,563)
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	2.26	(24,944)	15,099	(9,845)
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	2.26	(15,542)	9,644	(5,898)
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	2.26	(38,375)	21,439	(16,936)
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	2.26	(9,786)	5,769	(4,017)
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	2.26	(7,675)	2,554	(5,121)
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	2.26	(95,936)	24,969	(70,967)
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	1.88	(96,712)	57,149	(39,563)
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	2.49	(381,945)	229,662	(152,283)
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	2.49	(161,187)	95,649	(65,538)

Total		$39,158					$(1,010,027)	$532,986	$(477,041)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Goldman Sachs International	$2,471	1.00	%(1)	6/20/18	$150,742	$(158,826)	$(8,084)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(7,270)	7,000	(270)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(6,729)	5,993	(736)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	52,677	(67,103)	(14,426)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	22,437	(5,404)	17,033
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	80,820	(14,584)	66,236
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	54,749	(10,837)	43,912
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	22,437	(6,247)	16,190
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	8,235	(1,651)	6,584
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	78,213	(14,904)	63,309
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	58,920	(10,593)	48,327
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	8,235	(1,811)	6,424
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	8,235	(2,203)	6,032
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	87,598	(21,707)	65,891
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	82,384	(16,610)	65,774
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	80,820	(15,506)	65,314
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	48,589	(13,180)	35,409
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	63,613	(11,919)	51,694
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	85,512	(16,610)	68,902
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	84,991	(16,246)	68,745
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	7,479	(2,469)	5,010
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	7,479	(2,963)	4,516
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	8,235	(1,779)	6,456
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	8,235	(1,843)	6,392
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	8,235	(2,546)	5,689

Total						$1,104,871	$(404,548)	$700,323

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $39,158,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	4/3/19	$(2,102,448)
JPMorgan Chase Bank, N.A.	8.97% on TRY 8,196,576 plus USD 3,251,319	3-month USD-LIBOR-BBA on USD 3,251,319 plus TRY 8,196,576	3/3/20	(392,455)

				$(2,494,903)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

ALL	-	Albanian Lek

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$1,133,030	$(1,038,186)
Credit	Credit default swaps (centrally cleared)*	13,432	—

Total		$1,146,462	$(1,038,186)

Foreign Exchange	Forward foreign currency exchange contracts	$3,491,293	$(8,693,777)

Total		$3,491,293	$(8,693,777)

Interest Rate	Cross-currency swaps	$—	$(2,494,903)
Interest Rate	Financial futures contracts*	—	(802,206)
Interest Rate	Interest rate swaps	3,185,758	(3,781,097)
Interest Rate	Interest rate swaps (centrally cleared)	856,883	(231,489)
Interest Rate	Non-deliverable bond forward contracts	24,941	(15,278)

Total		$4,067,582	$(7,324,973)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount*		Value including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	1/11/16	On Demand	6.60%	ZAR	84,889,312	$5,361,757	$5,480,808
JPMorgan Chase Bank, N.A.	1/26/16	On Demand	(8.00)		528,632	528,632	607,750

Total						$5,890,389	$6,088,558

ZAR	-	South African Rand

*	In U.S. dollars unless otherwise indicated.

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$321,547,850

Gross unrealized appreciation	$2,762,822
Gross unrealized depreciation	(49,796,714)

Net unrealized depreciation	$(47,033,892)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$211,652,226	$—	$211,652,226
Foreign Corporate Bonds	—	22,450,038	—	22,450,038
Sovereign Loans	—	—	2,201,167	2,201,167
Short-Term Investments -
Foreign Government Securities	—	8,720,146	—	8,720,146
U.S. Treasury Obligations	—	14,289,829	—	14,289,829
Repurchase Agreements	—	7,026,219	—	7,026,219
Other	—	8,174,333	—	8,174,333
Total Investments	$—	$272,312,791	$2,201,167	$274,513,958
Forward Foreign Currency Exchange Contracts	$—	$3,491,293	$—	$3,491,293
Non-deliverable Bond Forward Contracts	—	24,941	—	24,941
Swap Contracts	—	5,195,232	—	5,195,232
Total	$—	$281,024,257	$2,201,167	$283,225,424

Liability Description
Securities Sold Short	$—	$(1,643,392)	$—	$(1,643,392)
Forward Foreign Currency Exchange Contracts	—	(8,693,777)	—	(8,693,777)
Non-deliverable Bond Forward Contracts	—	(15,278)	—	(15,278)
Futures Contracts	(802,206)	—	—	(802,206)
Swap Contracts	—	(7,545,675)	—	(7,545,675)
Total	$(802,206)	$(17,898,122)	$—	$(18,700,328)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016